Business Segment and Disaggregation of Revenue - Schedule of Concerning Our Geographic Segments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Concerning Our Geographic Segments [Line Items]
Revenue	$ 18,612,534	$ 17,123,778	$ 16,638,743
United States of America [Member]
Schedule of Concerning Our Geographic Segments [Line Items]
Revenue	12,810,726	12,389,864	14,854,985
United Kingdom [Member]
Schedule of Concerning Our Geographic Segments [Line Items]
Revenue	1,517,635	953,375	1,095,388
Europe [Member]
Schedule of Concerning Our Geographic Segments [Line Items]
Revenue	4,284,173	3,780,278	688,370
Other [Member]
Schedule of Concerning Our Geographic Segments [Line Items]
Revenue		$ 261